Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Non-current liabilities [abstract]
Disclosure of Collateral and Issuance of a Guarantee by the Government Agency [Text Block]

The early retirement agreement required the opening of a deposit account as collateral for 892 (see note 12) and the issuance of a guarantee of 4,459 requested by the government agency (see note 42).

	31/12/23	31/12/22
Other non-current liabilities	2,725	—
Total Other non-current liabilities	2,725	—